CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents		$ 1,147,193	$ 1,310,715
Restricted cash		368	27
Accounts receivable, net of allowances for credit losses of $128,010 and $153,863		$ 144,211	$ 91,638
Other Receivable, after Allowance for Credit Loss, Current, Related Party, Type [Extensible Enumeration]		Related Party [Member]	Related Party [Member]
Receivables from affiliated companies		$ 2,422	$ 797
Inventories		32,452	29,427
Prepaid expenses and other current assets		102,521	111,688
Total current assets		1,429,167	1,544,292
Property and equipment, net		5,272,500	5,533,994
Intangible assets, net		288,710	304,652
Goodwill		82,090	81,582
Long-term prepayments, deposits and other assets, net of allowances for credit losses of $2,391 and $2,377		$ 131,850	$ 100,320
Other Receivable, after Allowance for Credit Loss, Noncurrent, Related Party, Type [Extensible Enumeration]		Related Party [Member]	Related Party [Member]
Restricted cash	[1]	$ 125,511	$ 125,094
Operating lease right-of-use assets		89,164	62,356
Land use rights, net		566,351	582,782
Total assets		7,985,343	8,335,072
Current liabilities:
Accounts payable		24,794	11,752
Accrued expenses and other current liabilities		1,054,018	1,008,316
Income tax payable		38,009	28,183
Operating lease liabilities, current		18,590	19,685
Finance lease liabilities, current		33,817	35,307
Current portion of long-term debt, net		$ 21,597	$ 0
Other Liability, Current, Related Party, Type [Extensible Enumeration]		Related Party [Member]	Related Party [Member]
Payables to affiliated companies		$ 39	$ 377
Total current liabilities		1,190,864	1,103,620
Long-term debt, net		7,135,825	7,472,620
Other long-term liabilities		315,299	322,591
Deferred tax liabilities, net		36,708	34,959
Operating lease liabilities, non-current		80,673	53,858
Finance lease liabilities, non-current		165,938	187,474
Total liabilities		8,925,307	9,175,122
Commitments and contingencies (Note 21)
Deficit:
Ordinary shares, par value $0.01; 7,300,000,000 shares authorized; 1,351,540,382 and 1,404,679,067 shares issued; 1,259,138,299 and 1,311,270,775 shares outstanding, respectively		13,515	14,047
Treasury shares, at cost; 92,402,083 and 93,408,292 shares, respectively		(216,626)	(255,068)
Additional paid-in capital		2,985,730	3,109,212
Accumulated other comprehensive losses		(95,750)	(98,599)
Accumulated losses		(4,013,329)	(4,056,872)
Total Melco Resorts & Entertainment Limited shareholders' deficit		(1,326,460)	(1,287,280)
Noncontrolling interests		386,496	447,230
Total deficit		(939,964)	(840,050)
Total liabilities and deficit		$ 7,985,343	$ 8,335,072

[1]	As of December 31, 2024 and 2023, the non-current portion of restricted cash included bank time deposits of $125,330 and $124,556, respectively. On December 9, 2022, as required by the Concession, MRM provided a bank guarantee in favor of the Macau government of MOP1,000,000 (equivalent to $124,319) to secure the fulfillment of performance of certain of its legal and contractual obligations, including labor obligations. As stipulated in the bank guarantee contract, the amount of MOP1,000,000 (equivalent to $124,319), or an equivalent amount in other currencies, is required to be held in a cash deposit account as collateral in order to secure the bank guarantee. The bank guarantee will remain in effect until 180 days after the earlier of the expiration or termination of the Concession. As of December 31, 2024 and 2023, Hong Kong dollars (“HK$”) 970,874 (equivalent to MOP1,000,000) held in the cash collateral bank account was translated to $125,056 and $124,284, respectively, and included in the non-current portion of restricted cash in the accompanying consolidated balance sheets.